Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 27, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Sep. 27, 2016
Document Effective Date	Sep. 27, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily 7-10 Year Treasury Bear 1X Shares | Direxion Daily 7-10 Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYNS
Direxion Daily 20+ Year Treasury Bear 1X Shares | Direxion Daily 20+ Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYBS
Direxion Daily Total Bond Market Bear 1X Shares | Direxion Daily Total Bond Market Bear 1X Shares
Prospectus:
Trading Symbol	SAGG